OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
CLO Debt Securities

Atlas Senior Loan Fund XX, Ltd.
Mezzanine Debt - Class E	14.71%	(SOFR + 9.43%)	10/13/2022	10/19/2035	$2,000,000	$1,887,917	$2,002,785	1.7%

Atlas Senior Loan Fund XXI, Ltd.
Mezzanine Debt - Class E	14.32%	(SOFR + 9.04%)	7/20/2023	7/20/2035	1,450,000	1,352,250	1,475,394	1.2%

Birch Grove CLO 5, Ltd.
Mezzanine Debt - Class E	13.93%	(SOFR + 8.65%)	4/28/2023	4/20/2035	3,000,000	2,933,979	3,006,834	2.5%

Birch Grove CLO 6, Ltd.
Mezzanine Debt - Class E	14.21%	(SOFR + 8.93%)	7/7/2023	7/7/2035	2,500,000	2,438,299	2,539,705	2.1%

Brightwood Capital MM CLO 2023-1, Ltd.
Mezzanine Debt - Class D	11.76%	(SOFR + 6.46%)	9/28/2023	10/15/2035	807,080	786,243	819,848	0.7%
Mezzanine Debt - Class E	15.66%	(SOFR + 10.36%)	9/28/2023	10/15/2035	1,882,451	1,720,453	1,927,668	1.6%
					2,689,531	2,506,696	2,747,516	2.3%
Elevation CLO 2023-17, Ltd.
Mezzanine Debt - Class E	13.44%	(SOFR + 8.16%)	11/16/2023	10/20/2036	2,000,000	1,892,280	2,029,358	1.7%

Empower CLO 2023-2, Ltd.
Mezzanine Debt - Class E	13.55%	(SOFR + 8.25%)	8/22/2023	7/15/2036	2,000,000	2,000,000	2,021,753	1.7%

Fortress Credit BSL X Limited
Mezzanine Debt - Class E	12.48%	(SOFR + 6.94%)	8/1/2023	7/23/2032	2,500,000	2,309,128	2,500,465	2.1%

Fortress Credit Opportunities VII CLO Limited
Mezzanine Debt - Class E	12.68%	(SOFR + 7.14%)	8/1/2023	4/20/2033	3,750,000	3,421,039	3,750,926	3.1%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Gallatin CLO X 2023-1, Ltd.
Mezzanine Debt - Class E	13.52%	(SOFR + 8.22%)	9/7/2023	10/14/2035	$4,000,000	$3,806,972	$4,030,204	3.3%

Sound Point CLO 36, Ltd.
Mezzanine Debt - Class E	14.09%	(SOFR + 8.81%)	8/9/2023	7/26/2030	2,500,000	2,360,377	2,541,339	2.1%

Trinitas CLO XX, Ltd.
Mezzanine Debt - Class E	13.43%	(SOFR + 8.15%)	8/3/2023	7/20/2035	6,000,000	5,862,336	6,045,355	5.0%

Total CLO Debt Securities					$34,389,531	$32,771,273	$34,691,634	28.8%

CLO Equity Securities(6)

Allegro CLO 2021-2, Ltd.
Subordinated Notes	17.11%		8/23/2021	10/15/2034	$5,000,000	$3,739,188	$3,013,273	2.6%

Allegro CLO XV, Ltd.
Subordinated Notes	19.84%		6/10/2022	7/20/2035	4,640,000	3,232,051	3,043,958	2.6%

Allegro CLO XVI, Ltd.
Subordinated Notes	20.13%		4/11/2024	4/25/2037	6,490,084	5,016,624	5,016,625	4.2%

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes(7)(10)	0.00%		10/5/2018	4/13/2031	2,100,000	249,558	160,230	0.1%

Apex Credit CLO 2020 Ltd.
Subordinated Notes	17.92%		11/16/2020	10/20/2031	6,170,000	5,340,718	4,460,256	3.7%

Apex Credit CLO 2021 Ltd.
Subordinated Notes	20.93%		5/28/2021	7/18/2034	7,140,000	5,234,682	4,472,017	3.7%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Apex Credit CLO 2022-1 Ltd.
Subordinated Notes	13.10%		4/28/2022	4/22/2033	$8,833,176	$7,171,896	$5,241,151	4.3%

Apex Credit CLO 2024-1, Ltd.
Subordinated Notes	29.55%		3/7/2024	4/20/2036	3,600,000	2,398,306	3,020,406	2.5%

Atlas Senior Loan Fund X Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	1/15/2031	5,000,000	2,033,362	230,550	0.2%

Atlas Senior Loan Fund XVII Ltd.
Subordinated Notes	19.10%		9/20/2021	10/20/2034	6,000,000	4,412,725	3,162,105	2.6%

Battalion CLO IX Ltd.
Subordinated Notes - Income(7)	0.00%		10/10/2018	7/15/2031	1,079,022	516,751	219,481	0.2%
Subordinated Notes(7)	0.00%		10/10/2018	7/15/2031	1,770,978	848,107	360,230	0.3%
					2,850,000	1,364,858	579,711	0.5%
Battalion CLO XI Ltd.
Subordinated Notes	7.40%		3/20/2019	10/24/2029	5,000,000	3,499,341	2,240,841	1.9%

Battalion CLO XV Ltd.
Subordinated Notes	31.04%		5/4/2023	1/17/2033	3,500,000	1,742,255	1,740,704	1.4%
Subordinated Notes	31.04%		5/4/2023	1/17/2033	3,500,000	1,742,255	1,740,704	1.4%
					7,000,000	3,484,510	3,481,408	2.8%
Battalion CLO XIX Ltd.
Subordinated Notes	16.63%		3/16/2021	4/15/2034	5,000,000	2,779,454	2,206,313	1.8%

Bridge Street CLO III Ltd.
Subordinated Notes	20.80%		12/28/2022	10/20/2034	6,900,000	3,923,374	5,057,595	4.2%

Brightwood Capital MM CLO 2023-1, Ltd.
Subordinated Notes	13.26%		9/28/2023	10/15/2035	4,847,312	4,274,619	3,912,990	3.2%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Crown Point CLO 4 Ltd.
Subordinated Notes(7)	0.00%		3/22/2019	4/20/2031	$5,000,000	$2,397,911	$1,248,925	1.0%

Dryden 38 Senior Loan Fund
Subordinated Notes(7)	0.00%		10/5/2018	7/15/2030	2,600,000	1,182,266	532,895	0.4%

Dryden 76 CLO, Ltd.
Subordinated Notes	9.26%		9/27/2019	10/20/2032	2,250,000	1,880,905	1,253,124	1.0%

Dryden 87 CLO, Ltd.
Subordinated Notes	13.56%		6/2/2021	5/20/2034	5,000,000	4,149,302	2,975,589	2.5%

Dryden 95 CLO, Ltd.
Subordinated Notes	14.00%		7/29/2021	8/20/2034	6,000,000	4,724,353	3,386,880	2.8%

Dryden 98 CLO, Ltd.
Subordinated Notes	13.62%		3/17/2022	4/20/2035	5,500,000	4,295,249	3,406,343	2.8%

Elevation CLO 2017-8, Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	10/25/2030	2,000,000	635,841	58,673	—%

Elevation CLO 2021-12, Ltd.
Subordinated Notes	9.09%		5/26/2021	4/20/2032	4,810,737	2,873,584	1,887,289	1.6%

Elevation CLO 2021-13, Ltd.
Subordinated Notes	3.92%		6/9/2021	7/15/2034	6,026,765	4,300,223	2,418,179	2.0%

Elevation CLO 2021-14, Ltd.
Subordinated Notes	5.26%		10/29/2021	10/20/2034	7,237,500	5,547,725	3,201,792	2.6%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Elevation CLO 2021-15, Ltd.
Subordinated Notes	2.68%		12/23/2021	1/5/2035	$9,000,000	$6,142,568	$3,087,235	2.6%

Empower CLO 2023-3, Ltd.
Subordinated Notes	14.56%		12/21/2023	1/20/2037	10,675,000	7,228,679	7,162,343	5.9%

Empower CLO 2024-1, Ltd.
Subordinated Notes	15.07%		3/20/2024	4/25/2037	5,024,000	4,115,189	4,115,189	3.4%

Empower CLO 2024-2, Ltd
Subordinated Notes	15.16%		6/26/2024	7/15/2037	1,350,000	1,141,812	1,141,812	0.9%

Flatiron CLO 18 Ltd.
Subordinated Notes	5.62%		10/5/2018	4/17/2031	4,500,000	2,680,309	2,084,079	1.7%

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	5.99%		3/20/2019	7/20/2031	3,000,000	1,532,562	731,236	0.6%

HarbourView CLO VII-R, Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	11/18/2026	3,100,000	1,886,533	—	—%

Invesco CLO 2021-2, Ltd.
Subordinated Notes	27.28%		5/24/2024	7/15/2034	6,000,000	3,038,291	3,018,513	2.5%

Invesco U.S. CLO 2023-1, Ltd.
Subordinated Notes	18.64%		5/31/2024	4/22/2037	5,000,000	3,674,372	3,685,420	3.0%

Jamestown CLO XVI, Ltd.
Subordinated Notes	14.87%		7/29/2021	7/25/2034	3,500,000	2,526,461	2,014,733	1.7%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
LCM 31 Ltd.
Subordinated Notes	18.11%		12/18/2020	1/20/2032	$1,350,000	$907,129	$723,377	0.6%

Madison Park Funding XXIII, Ltd.
Subordinated Notes	11.33%		10/5/2018	7/27/2047	4,000,000	1,962,939	1,785,218	1.5%

Madison Park Funding XXIX, Ltd.
Subordinated Notes	8.09%		12/22/2020	10/18/2047	1,000,000	532,330	453,550	0.4%

Marble Point CLO X Ltd.
Subordinated Notes(7)	0.00%		10/5/2018	10/15/2030	7,000,000	2,821,711	482,803	0.4%

Marble Point CLO XX Ltd.
Subordinated Notes	12.64%		4/9/2021	4/23/2051	5,125,000	3,694,510	2,581,297	2.1%

Marble Point CLO XXI Ltd.
Subordinated Notes	12.93%		8/24/2021	10/17/2051	5,250,000	3,836,108	2,778,044	2.3%

Marble Point CLO XXIII Ltd.
Subordinated Notes	14.39%		12/3/2021	1/22/2052	1,750,000	1,356,521	1,014,150	0.8%

MidOcean Credit CLO VII Ltd.
Subordinated Notes - Income(7)(8)	0.00%		3/20/2019	7/15/2029	3,275,000	1,047,083	—	—%

MidOcean Credit CLO VIII Ltd.
Subordinated Notes - Income(7)	0.00%		1/14/2019	2/20/2031	3,225,000	1,571,656	422,922	0.3%

MidOcean Credit CLO IX Ltd.
Subordinated Notes - Income(7)	0.00%		11/21/2018	7/20/2031	3,000,000	1,471,083	253,784	0.2%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Niagara Park CLO, Ltd.
Subordinated Notes	11.32%		11/8/2019	7/17/2032	$4,500,000	$3,129,360	$2,559,660	2.1%

Octagon Investment Partners 39, Ltd.
Subordinated Notes(7)	0.00%		2/27/2020	10/20/2030	3,600,000	1,600,048	677,460	0.6%

Rockford Tower CLO 2019-1, Ltd.
Subordinated Notes	22.30%		8/25/2023	4/20/2034	4,500,000	2,538,580	2,168,264	1.8%

Sound Point CLO IV-R, Ltd.
Subordinated Notes(7)(8)	0.00%		11/2/2018	4/18/2031	4,000,000	599,847	—	—%

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	15.92%		3/28/2022	4/15/2035	5,000,000	3,390,010	2,775,632	2.3%

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes(7)(8)	0.00%		10/10/2018	10/22/2031	2,778,000	1,099,947	130,562	0.1%

Trinitas CLO VIII, Ltd.
Subordinated Notes(7)	0.00%		4/28/2021	7/20/2117	2,800,000	1,333,265	460,955	0.4%

Vibrant CLO X, Ltd.
Subordinated Notes(7)(10)	0.00%		5/23/2019	10/20/2031	8,000,000	2,720,176	—	—%

Vibrant CLO XIII, Ltd.
Subordinated Notes	14.80%		6/3/2021	7/15/2034	5,000,000	3,862,495	3,051,768	2.5%

Vibrant CLO XV, Ltd.
Subordinated Notes	26.32%		8/21/2023	1/20/2035	4,000,000	2,501,412	2,537,447	2.1%

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Voya CLO 2017-4, Ltd.
Subordinated Notes(7)(10)	0.00%		10/5/2018	10/15/2030	$1,000,000	$326,423	$43,968	—%

Wind River 2015-1 CLO, Ltd.
Subordinated Notes(7)	0.00%		4/28/2021	10/20/2030	2,600,000	963,671	289,363	0.2%

Webster Park CLO, Ltd.
Subordinated Notes(7)(10)	0.00%		4/23/2021	1/20/2027	3,363,000	1,436,291	600,034	0.5%

Zais CLO 3, Limited
Subordinated Notes - Income(7)(8)	0.00%		10/10/2018	7/15/2031	1,038,255	491,947	32,600	—%
Subordinated Notes(7)(8)	0.00%		10/10/2018	7/15/2031	1,761,745	834,659	55,316	—%
					2,800,000	1,326,606	87,916	—%

Total CLO Equity Securities					$273,060,574	$170,138,602	$122,587,852	101.1%

Loan Accumulation Facilities(11)

Allegro CLO XVII, Ltd.
Loan Accumulation Facility	17.50%		5/15/2024	5/15/2025	$2,500,000	$2,500,000	$2,500,000	2.1%

Total Loan Accumulation Facilities					$2,500,000	$2,500,000	$2,500,000	2.1%

Other CLO equity-related investments
CLO other(9)	16.98%					$1,123,430	$1,332,522	1.1%

Total Investments					$309,950,105	$206,533,305	$161,112,008	133.1%

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.
(2)	OFS Credit Company, Inc. (the “Company”) does not “control” and is not an “affiliate” of any of its portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, the Company would be presumed to “control” a portfolio investment if it owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if the Company owned 5% or more of its voting securities.

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2024

(Unaudited)

(3)	The rate disclosed on collateralized loan obligation (“CLO”) equity securities is the estimated effective yield, generally established at purchase, and reevaluated upon the receipt of the initial distribution and each subsequent quarter thereafter. The estimated effective yield is based upon projected amounts and timing of future distributions and the projected amounts and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amounts and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflect the contractual interest rate, and exclude yield related to accretion of discounts. The rate disclosed on Loan Accumulation Facilities (as defined in footnote 11) represents the estimated yield to be earned on the investment through estimated redemption. As of July 31, 2024, the Company’s weighted-average effective yield on its total investments, based on current amortized cost, was 12.71% (excludes discount accretion on CLO debt investments). When excluding optionally redeemed CLOs, the weighted average effective yield on total investments, based on current amortized cost, was 13.01%.
(4)	CLO debt securities bear interest at a rate determined by reference to three-month Secured Overnight Financing Rate (“SOFR”) which resets quarterly. The rate provided for each CLO debt security is as of July 31, 2024.
(5)	The fair value of all investments was determined in good faith by OFS Capital Management, LLC using significant, unobservable inputs.
(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the residual cash flow payments made by underlying securities less contractual payments to debt holders and fund expenses, subject to compliance with coverage tests and other provisions of the respective CLO indenture, as applicable.
(7)	As of July 31, 2024, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.
(8)	Non-income producing.
(9)	Fair value represents discounted cash flows associated with fees earned from CLO equity-related investments.
(10)	As of July 31, 2024, the investment has been optionally redeemed and is in the process of liquidating. Remaining residual distributions are anticipated to be recognized as a return of capital.
(11)	“Loan Accumulation Facilities” are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.